ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 2.3%
7,179	General Dynamics Corporation	$ 1,813,415
25,186	RTX Corporation	3,349,487
		5,162,902
	ASSET MANAGEMENT - 2.8%
7,910	Ameriprise Financial, Inc.	4,250,043
2,003	Blackrock, Inc.	1,958,493
		6,208,536
	BANKING - 5.5%
25,799	JPMorgan Chase & Company	6,827,705
12,666	PNC Financial Services Group, Inc. (The)	2,430,859
65,864	Truist Financial Corporation	3,052,796
		12,311,360
	BEVERAGES - 1.5%
22,290	PepsiCo, Inc.	3,420,846

	BIOTECH & PHARMA - 6.7%
9,355	Amgen, Inc.	2,881,901
28,069	Bristol-Myers Squibb Company	1,673,474
6,398	Eli Lilly & Company	5,890,191
19,104	Johnson & Johnson	3,152,542
16,912	Merck & Company, Inc.	1,560,132
		15,158,240
	COMMERCIAL SUPPORT SERVICES - 3.8%
21,208	Cintas Corporation	4,400,659
18,115	Republic Services, Inc.	4,293,617
		8,694,276
	DIVERSIFIED INDUSTRIALS - 1.0%
18,034	Emerson Electric Company	2,193,115

	ELECTRIC UTILITIES - 3.7%
39,496	American Electric Power Company, Inc.	4,188,550
23,546	NextEra Energy, Inc.	1,652,223
26,569	Southern Company (The)	2,385,631
		8,226,404

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	FOOD - 1.2%
15,376	Hershey Company (The)	$ 2,655,589

	GAS & WATER UTILITIES - 1.0%
16,590	American Water Works Company, Inc.	2,255,742

	HEALTH CARE FACILITIES & SERVICES - 4.0%
14,010	Cardinal Health, Inc.	1,814,015
8,020	Labcorp Holdings, Inc.	2,013,341
10,759	UnitedHealth Group, Inc.	5,110,094
		8,937,450
	HOME CONSTRUCTION - 1.0%
22,057	PulteGroup, Inc.	2,278,047

	HOUSEHOLD PRODUCTS - 3.5%
16,353	Church & Dwight Company, Inc.	1,818,454
35,258	Procter & Gamble Company (The)	6,129,250
		7,947,704
	INDUSTRIAL REIT - 0.7%
13,439	Prologis, Inc.	1,665,361

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
12,579	Nasdaq, Inc.	1,041,290

	INSURANCE - 6.2%
34,430	Hartford Financial Services Group, Inc. (The)	4,072,380
20,227	Marsh & McLennan Companies, Inc.	4,810,790
36,938	MetLife, Inc.	3,183,317
34,910	W R Berkley Corporation	2,202,123
		14,268,610
	INTERNET MEDIA & SERVICES - 7.0%
58,562	Alphabet, Inc., Class A	9,971,937
5,996	Netflix, Inc.(a)	5,879,438
		15,851,375

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	LEISURE FACILITIES & SERVICES - 4.3%
10,990	Marriott International, Inc., Class A	$ 3,082,146
7,749	McDonald's Corporation	2,389,249
17,180	Royal Caribbean Cruises Ltd.	4,227,998
		9,699,393
	MACHINERY - 2.3%
15,148	Caterpillar, Inc.	5,210,155

	MEDICAL EQUIPMENT & DEVICES - 4.7%
20,722	Abbott Laboratories	2,859,843
28,325	Boston Scientific Corporation(a)	2,939,852
6,514	Stryker Corporation	2,515,642
4,296	Thermo Fisher Scientific, Inc.	2,272,412
		10,587,749
	RESIDENTIAL REIT - 1.0%
12,695	Mid-America Apartment Communities, Inc.	2,134,283

	RETAIL - CONSUMER STAPLES - 2.9%
66,008	Walmart, Inc.	6,509,049

	RETAIL - DISCRETIONARY - 3.6%
13,941	Home Depot, Inc. (The)	5,529,001
19,998	TJX Companies, Inc. (The)	2,494,950
		8,023,951
	SEMICONDUCTORS - 2.5%
21,231	Applied Materials, Inc.	3,355,984
11,519	Texas Instruments, Inc.	2,257,609
		5,613,593
	SOFTWARE - 11.0%
9,808	Cadence Design Systems, Inc.(a)	2,456,904
4,182	Intuit, Inc.	2,567,079
30,597	Microsoft Corporation	12,146,704
18,669	Oracle Corporation	3,100,174
9,701	Synopsys, Inc.(a)	4,436,073
		24,706,934

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SPECIALTY FINANCE - 2.6%
19,678	American Express Company	$ 5,922,291

	TECHNOLOGY HARDWARE - 7.0%
60,977	Apple, Inc.	14,746,679
16,848	Cisco Systems, Inc.	1,080,125
		15,826,804
	TECHNOLOGY SERVICES - 5.4%
10,475	Accenture PLC, Class A	3,650,538
12,921	Fiserv, Inc.(a)	3,045,350
8,698	International Business Machines Corporation	2,195,723
6,298	Moody's Corporation	3,173,814
		12,065,425

	TOTAL COMMON STOCKS (Cost $196,912,786)	224,576,474

	TOTAL INVESTMENTS - 99.7% (Cost $196,912,786)	$ 224,576,474
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	708,712
	NET ASSETS - 100.0%	$ 225,285,186

(a)	Non-income producing security.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6%
	ADVERTISING & MARKETING - 0.0%(a)
28	Omnicom Group, Inc.	$ 2,317

	AEROSPACE & DEFENSE - 1.0%
26,771	Archer Aviation, Inc., Class A(b)	237,726
1,472	L3Harris Technologies, Inc.	303,394
17,839	Leonardo DRS, Inc.(b)	543,198
7,716	Virgin Galactic Holdings, Inc.(b)	29,321
		1,113,639
	APPAREL & TEXTILE PRODUCTS - 0.7%
2,537	Deckers Outdoor Corporation(b)	353,556
30,427	Wolverine World Wide, Inc.	450,016
		803,572
	ASSET MANAGEMENT - 2.6%
16,035	Janus Henderson Group plc	676,677
109,125	Kennedy-Wilson Holdings, Inc.	1,059,604
2,282	Raymond James Financial, Inc.	352,957
8,804	T Rowe Price Group, Inc.	930,759
24	Virtus Investment Partners, Inc.	4,506
		3,024,503
	AUTOMOTIVE - 0.2%
18,055	Methode Electronics, Inc.	196,800

	BANKING - 7.9%
28,253	Bank of Marin Bancorp	688,808
62,906	California BanCorporation(b)	1,005,867
34,259	ChoiceOne Financial Services, Inc.	1,089,094
6,367	City Holding Company	757,609
57,186	Colony Bankcorp, Inc.	964,728
24,064	First Horizon Corporation	518,339
25,476	Flushing Financial Corporation	365,071
8,649	Guaranty Bancshares, Inc.	349,852
32,326	Heritage Financial Corporation	816,878
11,710	Northrim BanCorp, Inc.	963,733
101	RBB Bancorp	1,789

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	BANKING - 7.9% (Continued)
21,900	Synovus Financial Corporation	$ 1,136,171
16,191	Washington Trust Bancorp, Inc.	520,055
		9,177,994
	BEVERAGES - 0.5%
8,729	Molson Coors Beverage Company, Class B	535,000

	BIOTECH & PHARMA - 3.4%
63,523	ADMA Biologics, Inc.(b)	1,041,142
137,167	Allogene Therapeutics, Inc.(b)	267,476
1,612	Alnylam Pharmaceuticals, Inc.(b)	397,761
28,232	Arvinas, Inc.(b)	499,706
3,209	BioMarin Pharmaceutical, Inc.(b)	228,352
10,976	Janux Therapeutics, Inc.(b)	361,001
18	Krystal Biotech, Inc.(b)	3,227
36,137	Rigel Pharmaceuticals, Inc.(b)	833,319
3,767	TG Therapeutics, Inc.(b)	113,349
3,485	Vaxcyte, Inc.(b)	254,475
		3,999,808
	CAPITAL MARKETS - 0.3%
2,909	KKR & Company, Inc.	394,431

	CHEMICALS - 2.0%
2,951	CF Industries Holdings, Inc.	239,090
5,009	DuPont de Nemours, Inc.	409,586
8,384	International Flavors & Fragrances, Inc.	685,895
84,806	Perimeter Solutions, Inc.(b)	897,247
28,787	Rayonier Advanced Materials, Inc.(b)	221,660
		2,453,478
	COMMERCIAL SUPPORT SERVICES - 0.3%
5,825	H&R Block, Inc.	317,521

	CONSTRUCTION MATERIALS - 0.3%
65	Apogee Enterprises, Inc.	3,116

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	CONSTRUCTION MATERIALS - 0.3% (Continued)
1,140	Carlisle Companies, Inc.	$ 388,467
		391,583
	CONSUMER SERVICES - 1.4%
21,930	Coursera, Inc.(b)	173,686
10,812	Stride, Inc.(b)	1,479,081
		1,652,767
	CONTAINERS & PACKAGING - 0.5%
2,481	Packaging Corporation of America	528,676

	ELECTRIC UTILITIES - 1.6%
2,903	Constellation Energy Corporation	727,332
8,455	Edison International	460,290
4,741	Vistra Corporation	633,682
		1,821,304
	ELECTRICAL EQUIPMENT - 4.2%
2,770	Acuity Brands, Inc.	823,050
25,301	Allient, Inc.	629,489
13,600	Amphenol Corporation, Class A	905,760
4,891	Badger Meter, Inc.	1,028,724
1,615	Hubbell, Inc.	600,118
1,675	Powell Industries, Inc.	284,264
3,662	Watts Water Technologies, Inc., Class A	785,792
		5,057,197
	ENGINEERING & CONSTRUCTION - 3.0%
1,754	Comfort Systems USA, Inc.	637,281
4,497	EMCOR Group, Inc.	1,838,869
4,994	MasTec, Inc.(b)	652,166
2,710	Sterling Infrastructure, Inc.(b)	344,739
		3,473,055
	ENTERTAINMENT CONTENT - 0.6%
2,185	AppLovin Corporation, Class A(b)	711,742
29	Take-Two Interactive Software, Inc.(b)	6,147
		717,889

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	FOOD - 2.1%
117	BellRing Brands, Inc.(b)	$ 8,574
6,842	McCormick & Company, Inc.	565,218
12,106	Phibro Animal Health Corporation, Class A	275,290
14,298	Tyson Foods, Inc., Class A	877,040
29,002	USANA Health Sciences, Inc.(b)	858,169
		2,584,291
	GAS & WATER UTILITIES - 2.2%
2,522	American Water Works Company, Inc.	342,916
17,656	National Fuel Gas Company	1,327,732
24,023	NiSource, Inc.	980,379
		2,651,027
	HEALTH CARE FACILITIES & SERVICES - 3.8%
2,769	Addus HomeCare Corporation(b)	265,187
7,776	HealthEquity, Inc.(b)	853,494
1,752	McKesson Corporation	1,121,735
2,517	Medpace Holdings, Inc.(b)	823,864
2,889	Tenet Healthcare Corporation(b)	365,719
12	Universal Health Services, Inc., Class B	2,103
11,952	US Physical Therapy, Inc.	968,351
		4,400,453
	HEALTH CARE REIT - 0.6%
19,383	Omega Healthcare Investors, Inc.	714,070

	HOME & OFFICE PRODUCTS - 0.2%
2,500	SharkNinja, Inc.(b)	262,725

	HOME CONSTRUCTION - 2.2%
6,492	AZEK Company, Inc. (The)(b)	304,150
4,548	Century Communities, Inc.	315,768
3,721	M/I Homes, Inc.(b)	435,841
13,153	Taylor Morrison Home Corporation(b)	810,750
6,499	Toll Brothers, Inc.	725,548
		2,592,057

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	HOUSEHOLD PRODUCTS - 0.3%
9,701	Edgewell Personal Care Company	$ 305,290

	INDUSTRIAL INTERMEDIATE PROD - 0.4%
16,096	Insteel Industries, Inc.	452,941
16	Valmont Industries, Inc.	5,574
		458,515
	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
2,181	Cboe Global Markets, Inc.	459,755
4,986	Interactive Brokers Group, Inc., Class A	1,019,138
12,557	Northern Trust Corp.	1,384,033
12,442	SEI Investments Company	995,982
		3,858,908
	INSURANCE - 6.1%
1,656	Aflac, Inc.	181,282
3,317	Allstate Corporation (The)	660,581
4,108	Arch Capital Group Ltd.	381,674
2,502	Assurant, Inc.	520,141
2,637	Axis Capital Holdings LTD.	255,473
2,394	Brown & Brown, Inc.	283,785
36	Cincinnati Financial Corporation	5,321
6,222	Hartford Financial Services Group, Inc. (The)	735,938
3,994	Kemper Corporation	269,915
126	Mercury General Corporation	6,795
2,068	Primerica, Inc.	599,720
84,616	ProAssurance Corporation(b)	1,323,394
15,889	Ryan Specialty Group Holdings, Inc.	1,112,071
8,925	Unum Group	734,438
		7,070,528
	INTERNET MEDIA & SERVICES - 0.8%
15,599	EverQuote, Inc.(b)	419,302
11,933	HealthStream, Inc.	402,977
130	Maplebear, Inc.(b)	5,342
		827,621

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	LEISURE FACILITIES & SERVICES - 4.6%
3,634	Brinker International, Inc.(b)	$ 598,992
4,570	Choice Hotels International, Inc.	654,835
2,748	Darden Restaurants, Inc.	550,864
7,128	Life Time Group Holdings, Inc.(b)	217,119
31,129	Madison Square Garden Entertainment Corporation(b)	1,074,885
1,319	Madison Square Garden Sports Corporation(b)	268,667
26,428	Norwegian Cruise Line Holdings Ltd.(b)	600,444
3,630	Royal Caribbean Cruises Ltd.	893,343
1,907	Wingstop, Inc.	447,725
		5,306,874
	LEISURE PRODUCTS - 0.1%
22,271	Peloton Interactive, Inc., Class A(b)	167,701

	MEDICAL EQUIPMENT & DEVICES - 3.8%
4,363	Haemonetics Corporation(b)	285,777
5,610	ICU Medical, Inc.(b)	820,911
3,359	Illumina, Inc.(b)	298,078
1,719	Inspire Medical Systems, Inc.(b)	319,029
3,736	Insulet Corporation(b)	1,017,201
3,908	Masimo Corporation(b)	737,713
2,482	ResMed, Inc.	579,597
11,869	Veracyte, Inc.(b)	412,566
		4,470,872
	METALS & MINING - 1.5%
38,688	Coeur Mining, Inc.(b)	199,243
108,671	Energy Fuels Inc(b)	447,725
48,327	Hecla Mining Company	247,918
18,241	Peabody Energy Corporation	251,543
55,112	SSR Mining, Inc.(b)	550,569
		1,696,998
	MORTGAGE FINANCE - 2.1%
92,946	Dynex Capital, Inc.	1,307,751
415	KKR Real Estate Finance Trust, Inc.	4,602

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	MORTGAGE FINANCE - 2.1% (Continued)
76,439	Two Harbors Investment Corporation	$ 1,083,905
		2,396,258
	OIL & GAS PRODUCERS - 2.9%
3,461	Cheniere Energy, Inc.	791,046
2,319	Murphy USA, Inc.	1,088,167
15,430	SM Energy Company	504,715
18,061	Williams Companies, Inc. (The)	1,050,789
		3,434,717
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
15,325	Valaris Ltd.(b)	547,103

	PUBLISHING & BROADCASTING - 0.6%
5,510	New York Times Company (The), Class A	264,976
16,486	News Corporation, Class A	471,829
		736,805
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
83,545	Claros Mortgage Trust, Inc.	194,660

	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
10,952	Howard Hughes Holdings, Inc.(b)	867,398

	REAL ESTATE SERVICES - 0.3%
47,422	Redfin Corporation(b)	316,305

	RENEWABLE ENERGY - 0.1%
9,494	Sunrun, Inc.(b)	68,832

	RETAIL - CONSUMER STAPLES - 0.6%
4,682	Sprouts Farmers Market, Inc.(b)	694,809

	RETAIL - DISCRETIONARY - 1.4%
4,953	Abercrombie & Fitch Company, Class A(b)	510,109
20,086	Gap, Inc. (The)	454,144

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	RETAIL - DISCRETIONARY - 1.4% (Continued)
11,528	Urban Outfitters, Inc.(b)	$ 670,815
		1,635,068
	RETAIL REIT - 0.8%
4,630	Alexander's, Inc.	992,394

	SEMICONDUCTORS - 1.3%
16,605	Alpha & Omega Semiconductor Ltd.(b)	502,799
17,239	Rambus, Inc.(b)	963,488
		1,466,287
	SOFTWARE - 10.6%
2,037	Appfolio, Inc., Class A(b)	436,937
6,226	Datadog, Inc., Class A(b)	725,640
5,251	DocuSign, Inc.(b)	436,726
5,406	Doximity, Inc., Class A(b)	381,123
20,467	Dropbox, Inc., Class A(b)	531,733
2,582	Duolingo, Inc.(b)	805,765
48,858	Fastly, Inc.(b)	332,723
4,574	Fortinet, Inc.(b)	494,038
8,444	Gitlab, Inc., Class A(b)	508,413
5,202	Guidewire Software, Inc.(b)	1,047,267
60,993	Health Catalyst, Inc.(b)	284,837
11,806	IonQ, Inc.(b)	290,073
5,652	Okta, Inc.(b)	511,449
96,331	Olo, Inc., Class A(b)	663,721
4,931	Omnicell, Inc.(b)	187,674
13,935	Palantir Technologies, Inc., Class A(b)	1,183,359
10,864	Phreesia, Inc.(b)	288,331
2,920	Qualys, Inc.(b)	383,863
140	Sprout Social, Inc., Class A(b)	3,713
4,533	SPS Commerce, Inc.(b)	603,796
7,352	Twilio, Inc., Class A(b)	881,725
10,493	Upstart Holdings, Inc.(b)	699,568
44,546	Weave Communications, Inc.(b)	561,280

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SOFTWARE - 10.6% (Continued)
3,406	Zoom Video Communications, Inc.(b)	$ 251,022
		12,494,776
	SPECIALTY FINANCE - 1.7%
13,648	MGIC Investment Corporation	335,877
26	Mr Cooper Group, Inc.(b)	2,922
25,773	Onity Group, Inc.(b)	832,983
59,449	SoFi Technologies, Inc.(b)	860,227
		2,032,009
	SPECIALTY REIT - 0.5%
41,315	Postal Realty Trust, Inc., Class A	575,518

	SPECIALTY REITS - 0.2%
2,390	Iron Mountain, Inc.	222,676

	STEEL - 0.9%
2,656	Carpenter Technology Corporation	549,978
10,435	Northwest Pipe Company(b)	459,870
		1,009,848
	TECHNOLOGY HARDWARE - 3.7%
11,862	Arista Networks, Inc.(b)	1,103,759
15,525	Corning, Inc.	778,579
7,558	Credo Technology Group Holding Ltd.(b)	417,050
6,520	NetApp, Inc.	650,761
7,014	Plexus Corporation(b)	932,301
182	TTM Technologies, Inc.(b)	4,388
1,207	Ubiquiti, Inc.	412,420
11	Zebra Technologies Corporation, Class A(b)	3,466
		4,302,724
	TECHNOLOGY SERVICES - 2.9%
3,533	Booz Allen Hamilton Holding Corporation	374,710
2,250	Coinbase Global, Inc., Class A(b)	485,145
9,236	EVERTEC, Inc.	344,872
7,444	ICF International, Inc.	590,010
3,332	Leidos Holdings, Inc.	433,060

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	TECHNOLOGY SERVICES - 2.9% (Continued)
4,116	Parsons Corporation(b)	$ 239,634
31,506	Riot Blockchain, Inc.(b)	292,376
167	StoneCompany Ltd.(b)	1,545
67,662	Unisys Corporation(b)	291,623
983	Verisk Analytics, Inc.	291,863
		3,344,838
	TIMBER REIT - 0.4%
14,080	Weyerhaeuser Company	423,808

	TRANSPORTATION & LOGISTICS - 2.7%
46,500	American Airlines Group, Inc.(b)	667,275
4,942	CH Robinson Worldwide, Inc.	502,206
4,089	Expeditors International of Washington, Inc.	479,885
4,849	Forward Air Corporation(b)	108,957
4,172	Matson, Inc.	601,060
11,781	Southwest Airlines Company	365,918
4,522	United Airlines Holdings, Inc.(b)	424,209
		3,149,510
	TRANSPORTATION EQUIPMENT - 0.8%
8,075	Greenbrier Companies, Inc. (The)	453,815
2,818	Westinghouse Air Brake Technologies Corporation	522,344
		976,159
	WHOLESALE - DISCRETIONARY - 0.2%
9,908	G-III Apparel Group Ltd.(b)	268,210

	TOTAL COMMON STOCKS (Cost $113,834,136)	115,180,176

	TOTAL INVESTMENTS - 98.6% (Cost $113,834,136)	$ 115,180,176
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%	1,660,728
	NET ASSETS - 100.0%	$ 116,840,904

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.1%
	AEROSPACE & DEFENSE - 1.0%
1,032	Howmet Aerospace, Inc.	$ 140,971

	AUTOMOTIVE - 3.8%
1,806	Tesla, Inc.(a)	529,122

	BEVERAGES - 0.7%
1,290	Coca-Cola Company (The)	91,861

	BIOTECH & PHARMA - 4.2%
387	AbbVie, Inc.	80,895
437	Alnylam Pharmaceuticals, Inc.(a)	107,830
439	Eli Lilly & Company	404,157
		592,882
	COMMERCIAL SUPPORT SERVICES - 0.8%
567	Cintas Corporation	117,653

	DIVERSIFIED INDUSTRIALS - 1.2%
812	General Electric Company	168,067

	E-COMMERCE DISCRETIONARY - 6.5%
4,324	Amazon.com, Inc.(a)	917,898

	ENGINEERING & CONSTRUCTION - 1.0%
335	EMCOR Group, Inc.	136,985

	HEALTH CARE FACILITIES & SERVICES - 0.6%
651	Cardinal Health, Inc.	84,291

	HOUSEHOLD PRODUCTS - 0.4%
335	Procter & Gamble Company (The)	58,236

	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
398	Goldman Sachs Group, Inc. (The)	247,671

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	INTERNET MEDIA & SERVICES - 17.2%
4,554	Alphabet, Inc., Class A	$ 775,455
1,168	Meta Platforms, Inc., Class A	780,458
542	Netflix, Inc.(a)	531,464
335	Spotify Technology S.A.(a)	203,683
1,420	Uber Technologies, Inc.(a)	107,934
		2,398,994
	MEDICAL EQUIPMENT & DEVICES - 2.0%
284	Intuitive Surgical, Inc.(a)	162,774
397	Penumbra, Inc.(a)	113,320
		276,094
	OIL & GAS PRODUCERS - 0.6%
389	Targa Resources Corporation	78,469

	REAL ESTATE SERVICES - 1.1%
588	Jones Lang LaSalle, Inc.(a)	159,871

	RETAIL - CONSUMER STAPLES - 4.4%
516	Casey's General Stores, Inc.	213,732
387	Costco Wholesale Corporation	405,813
		619,545
	RETAIL - DISCRETIONARY - 2.3%
284	Home Depot, Inc. (The)	112,634
412	Lululemon Athletica, Inc.(a)	150,632
412	TJX Companies, Inc. (The)	51,401
		314,667
	SEMICONDUCTORS - 13.0%
2,529	Broadcom, Inc.	504,358
9,589	NVIDIA Corporation	1,197,859
696	QUALCOMM, Inc.	109,390
		1,811,607
	SOFTWARE - 15.6%
407	Crowdstrike Holdings, Inc., CLASS A(a)	158,592
1,781	Fortinet, Inc.(a)	192,366
1,265	Gitlab, Inc., Class A(a)	76,166

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	SOFTWARE - 15.6% (Continued)
2,671	Microsoft Corporation	$ 1,060,360
936	Okta, Inc.(a)	84,699
527	Oracle Corporation	87,514
1,858	Palantir Technologies, Inc., Class A(a)	157,781
826	Salesforce, Inc.	246,024
955	Twilio, Inc., Class A(a)	114,533
		2,178,035
	TECHNOLOGY HARDWARE - 14.8%
6,208	Apple, Inc.	1,501,343
2,787	Arista Networks, Inc.(a)	259,330
387	Motorola Solutions, Inc.	170,365
387	Ubiquiti, Inc.	132,234
		2,063,272
	TECHNOLOGY SERVICES - 4.1%
439	Mastercard, Inc., Class A	253,000
890	Visa, Inc., Class A	322,812
		575,812

	TOTAL COMMON STOCKS (Cost $13,890,886)	13,562,003

	TOTAL INVESTMENTS - 97.1% (Cost $13,890,886)	$ 13,562,003
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.9%	400,659
	NET ASSETS - 100.0%	$ 13,962,662

(a)	Non-income producing security.